Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,754,000
Previously Paid Amount	0.00
Total Fee Amount	380.33
Total Offset Amount	0.00
Net Fee	380.33
Narrative - Max Aggregate Offering Price	$ 2,754,000
Final Prospectus	true